Debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jun. 27, 2014
2016	$ 110,226
2017	28,832
2018	28,832
2019	124,670
2020	97,838
Thereafter	143,669
Total	460,442	$ 33,550
Total Long-term Debt	534,067
Senior Notes
2016	0
2017	0
2018	0
2019	73,625
2020	0
Thereafter	0
Total	73,625
$39.6 Million Credit facility | Secured Debt
2016	2,796
2017	1,915
2018	1,915
2019	24,128
2020	0
Thereafter	0
Total	30,754	33,550	$ 19,800
$409 Million Credit Facility | Secured Debt
2016	6,102
2017	6,370
2018	6,370
2019	6,370
2020	69,261
Thereafter	0
Total	94,473	0
$330 Million Credit Facility | Secured Debt
2016	14,913
2017	14,913
2018	14,913
2019	14,913
2020	14,913
Thereafter	99,385
Total	173,950	0
$42 Million Credit Facility | Secured Debt
2016	2,566
2017	2,567
2018	2,567
2019	2,567
2020	2,567
Thereafter	23,754
Total	36,588	0
$411.3 Million Credit Facility
2016	83,261
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Total	83,261
$411.3 Million Credit Facility | Secured Debt
Total	83,261	0
$67.5 Million Facility | Secured Debt
2017	2,284
2018	2,284
2019	2,284
2020	2,284
Thereafter	20,530
Total	29,666	0
$12.5 Million Credit Facility | Secured Debt
2016	588
2017	783
2018	783
2019	783
2020	8,813
Thereafter	0
Total	$ 11,750	$ 0